Shareholder's equity (Details 3 - Textuals 1) R$ in Thousands, $ in Thousands		12 Months Ended
	Mar. 31, 2024 BRL (R$)	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2023 USD ($) shares	Sep. 14, 2023 BRL (R$)	Sep. 14, 2023 USD ($)
Share Capital
Maximum percentage of shares authorized for issuance		3.00%
Number of shares outstanding | shares		80,202,023
Purchase of treasury shares | R$		R$ 22,531	R$ 39,931
Share capital | R$		4,820,815	4,820,815
Treasury shares | R$		R$ 74,641	R$ 59,525
Treasury shares
Share Capital
Number of shares outstanding | shares		3,447,864	2,647,652	2,647,652
Purchase of treasury shares | R$	R$ 22,531	R$ 22,531	R$ 39,931
Treasury shares | R$		R$ 74,641	59,525
Class A common shares
Share Capital
Common stock authorized					R$ 62,500	$ 12,500
Class A common shares | Treasury shares
Share Capital
Common stock authorized			R$ 62,500	$ 12,500
Class B common shares | Treasury shares
Share Capital
Number of shares outstanding | shares		3,447,864
Somos Sistemas [Member]
Share Capital
Proportion of ownership interest in subsidiary		100.00%	100.00%
Cogna Group | Class B common shares
Share Capital
Number of shares outstanding | shares		64,436,093
Third-party lawsuits [member] | Class B common shares
Share Capital
Number of shares outstanding | shares		15,765,930